united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10123

The North Country Funds

(Exact name of registrant as specified in charter)

250 Glen Street, Glens Falls, NY 12801

(Address of principal executive offices) (Zip code)

Gemini Fund Services, LLC., 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 11/30

Date of reporting period: 2/28/2017

Item 1. Schedule of Investments.

THE NORTH COUNTRY FUNDS
EQUITY GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2017

Shares		Fair Value	Shares		Fair Value
COMMON STOCK - 95.9%
Airlines - 1.9%			Electric - 0.5%
40,000	Southwest Airlines Co.	$ 2,312,000	5,000	NextEra Energy, Inc.	$ 655,000

Apparel - 1.2%			Electronics - 1.0%
70,500	Under Armour, Inc. *	1,453,710	10,000	Honeywell International, Inc.	1,245,000

Auto Manufacturers - 1.4%			Food - 2.2%
7,000	Tesla Motors, Inc. *	1,749,930	20,000	General Mills, Inc.	1,207,400
			50,000	Kroger Co.	1,590,000
Banks - 12.5%					2,797,400
100,385	Bank of America Corp.	2,477,502	Healthcare-Products - 0.8%
25,000	BB&T Corp.	1,205,500	7,500	Stryker Corp.	964,200
20,000	Capital One Financial Corp.	1,877,200
9,000	Goldman Sachs Group, Inc.	2,232,540	Healthcare-Services - 1.7%
22,000	JPMorgan Chase & Co.	1,993,640	12,500	UnitedHealth Group, Inc.	2,067,250
50,000	Morgan Stanley	2,283,500
32,300	US BanCorp.	1,776,500	Insurance - 1.4%
30,000	Wells Fargo & Co.	1,736,400	10,000	Berkshire Hathaway, Inc. *	1,714,200
		15,582,782
Beverages - 1.7%			Internet - 16.7%
12,000	Monster Beverage Corp. *	497,280	3,499	Alphabet, Inc. - Class A *	2,880,412
14,200	PepsiCo, Inc.	1,567,396	4,000	Alphabet, Inc. - Class C *	3,379,720
		2,064,676	7,000	Amazon.com, Inc. *	5,915,280
Biotechnology - 4.6%			40,000	Facebook, Inc. *	5,421,600
12,500	Amgen, Inc.	2,206,625	13,000	Netflix, Inc. *	1,847,690
5,000	Biogen, Inc. *	1,443,000	500	The Priceline Group, Inc. *	862,065
11,000	Celgene Corp. *	1,358,610	30,000	Twitter, Inc. *	473,100
10,000	Gilead Sciences, Inc.	704,800			20,779,867
		5,713,035	Machinery-Diversified - 1.0%
Building Materials - 2.2%			8,000	Cummins, Inc.	1,187,920
55,000	Masco Corp.	1,857,900
7,500	Vulcan Materials Co.	904,575	Media - 2.5%
		2,762,475	15,000	Time Warner, Inc.	1,473,150
Chemicals - 0.8%			15,345	Walt Disney Co.	1,689,331
8,000	International Flavors & Fragrances, Inc.	1,005,600			3,162,481
			Miscellaneous Manufacturing - 1.2%
Commercial Services - 0.8%			50,000	General Electric Co.	1,490,500
25,000	PayPal Holdings, Inc. *	1,050,000
			Oil & Gas - 5.1%
Computers - 4.4%			15,000	Apache Corp.	788,850
40,000	Apple, Inc.	5,479,600	12,500	Chevron Corp.	1,406,250
			14,750	ConocoPhillips	701,657
Cosmetics/Personal Care - 1.1%			5,000	EOG Resources, Inc.	484,950
15,500	Procter & Gamble Co.	1,411,585	17,000	Exxon Mobil Corp.	1,382,440
			20,000	Phillips 66	1,563,800
Diversified Financial Services - 6.3%					6,327,947
3,570	BlackRock, Inc.	1,383,232	Oil & Gas Services - 1.1%
20,000	Intercontinental Exchange, Inc.	1,142,600	10,000	Baker Hughes, Inc.	602,800
60,000	Visa, Inc.	5,276,400	10,000	Schlumberger, Ltd.	803,600
		7,802,232			1,406,400

THE NORTH COUNTRY FUNDS
EQUITY GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
February 28, 2017

Shares		Fair Value	Shares		Fair Value
Pharmaceuticals - 6.5%			Telecommunications - 0.2%
20,000	AmerisourceBergen Corp.	$ 1,830,200	5,000	Verizon Communications, Inc.	$ 248,150
15,000	Bristol-Myers Squibb Co.	850,650
15,000	Johnson & Johnson	1,833,150	Transportation - 3.4%
27,900	Merck & Co., Inc.	1,837,773	11,500	FedEx Corp.	2,219,270
52,000	Pfizer, Inc.	1,774,240	10,000	Union Pacific Corp.	1,079,400
		8,126,013	9,000	United Parcel Service, Inc.	951,840
Retail - 6.2%					4,250,510
5,000	Costco Wholesale Corp.	885,900
16,000	CVS Health Corp.	1,289,280	TOTAL COMMON STOCK (Cost - $64,805,415)		119,382,468
20,000	Dick's Sporting Goods, Inc.	979,000
12,500	Domino's Pizza, Inc.	2,372,625	MONEY MARKET FUND - 2.3%
10,000	Starbucks Corp.	568,700	2,825,582	BlackRock Liquidity TempCash
22,500	Wal-Mart Stores, Inc.	1,595,925		Fund - Dollar Shares, 0.01% (a)	2,825,582
		7,691,430	TOTAL MONEY MARKET FUND		2,825,582
Software - 5.5%			(Cost - $2,825,582)
27,500	Activision Blizzard, Inc.	1,241,075
50,000	Microsoft Corp.	3,199,000	TOTAL INVESTMENTS - 98.2%
30,000	salesforce.com, Inc. *	2,440,500	(Cost - $67,630,997)(b)		$ 122,208,050
		6,880,575	Other assets less liabilities - 1.8%		2,250,397
			TOTAL NET ASSETS - 100.0%		$ 124,458,447

* Non-income producing security.
(a) Variable rate yield; the coupon rate shown represents the rate as of February 28, 2017.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $67,630,997 and differs from market value by unrealized appreciation (depreciation) of securities as follows:

				Unrealized Appreciation:	$ 55,049,251
				Unrealized Depreciation:	(472,198)
				Net Unrealized Appreciation	$ 54,577,053

THE NORTH COUNTRY FUNDS
INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2017
Principal Amount		Fair Value	Principal Amount		Fair Value
CORPORATE BONDS - 56.0%			Diversified Financial Services - 0.3%
Aerospace / Defense - 2.3%				Ameriprise Financial, Inc.
	Boeing Co.		$ 250,000	5.3%, due 3/15/2020	$ 272,357
$ 250,000	2.25%, due 6/15/2026	$ 236,942
	General Dynamics Corp.		Electric - 1.7%
500,000	2.25%, due 11/15/2022	494,718		Duke Energy Corp.
	Lockheed Martin Corp.		1,000,000	3.55%, due 9/15/2021	1,039,864
500,000	3.35%, due 9/15/2021	518,333		Duke Energy Florida LLC
	Rockwell Collins, Inc.		250,000	3.1%, due 8/15/2021	258,242
500,000	5.25%, due 7/15/2019	538,065			1,298,106
		1,788,058	Electrical Components & Equipment - 0.7%
Banks - 15.4%				Emerson Electric Co.
	Bank of America Corp.		500,000	4.875%, due 10/15/2019	539,627
500,000	2.65%, due 4/1/2019	506,987
1,000,000	4.0%, due 1/22/2025	1,008,600	Food - 1.4%
	BB&T Corp.			Campbell Soup Co.
500,000	5.25%, due 11/1/2019	541,355	500,000	4.5%, due 2/15/2019	525,008
	Goldman Sachs Group, Inc.			Kroger Co.
500,000	2.9%, due 7/19/2018	507,848	500,000	3.3%, due 1/15/2021	514,730
500,000	3.625%, due 1/22/2023	513,861			1,039,738
	JPMorgan Chase & Co.		Healthcare-Products - 0.7%
250,000	2.35%, due 1/28/2019	252,835		Stryker Corp.
1,000,000	3.875%, due 9/10/2024	1,023,576	500,000	4.375%, due 1/15/2020	531,778
1,000,000	3.125%, due 1/23/2025	990,524			531,778
500,000	3.3%, due 4/1/2026	494,600	Healthcare-Services - 1.0%
	Morgan Stanley			UnitedHealth Group, Inc.
500,000	2.125%, due 4/25/2018	503,011	500,000	1.625%, due 3/15/2019	499,009
500,000	2.2%, due 12/7/2018	503,042	250,000	4.7%, due 2/15/2021	272,050
500,000	2.5%, due 1/24/2019	505,062			771,059
500,000	5.5%, due 7/28/2021	556,629	Household Products/Wares - 0.7%
	US BanCorp.			Kimberly-Clark Corp.
500,000	3.6%, due 9/11/2024	514,682	500,000	2.4%, due 3/1/2022	500,099
500,000	3.1%, due 4/27/2026	493,082
	Wells Fargo & Co.		Insurance - 2.7%
2,000,000	3.45%, due 2/13/2023	2,029,742		Aflac, Inc.
1,000,000	3.0%, due 2/19/2025	979,315	1,000,000	4.0%, due 2/15/2022	1,065,937
		11,924,751		American International Group, Inc.
Beverages - 0.6%			1,000,000	3.9%, due 4/1/2026	1,014,534
	Coca-Cola Co.				2,080,471
500,000	2.55%, due 6/1/2026	482,264	Iron / Steel - 0.7%	`
				Nucor Corp.
Biotechnology - 0.3%			500,000	5.85%, due 6/1/2018	524,991
	Amgen, Inc.
250,000	3.45%, due 10/1/2020	260,699	Media - 0.4%
				Comcast Corp.
Chemicals - 3.3%			250,000	5.7%, due 7/1/19	272,541
	Air Products & Chemicals, Inc.
500,000	3.0%, due 11/3/2021	514,698	Miscellaneous Manufacturing - 0.7%
500,000	2.75%, due 2/3/2023	500,954		General Electric Co.
	EI du Pont de Nemours & Co.		500,000	3.1%, due 1/9/2023	516,696
500,000	3.625%, due 1/15/2021	522,021
500,000	2.8%, due 2/15/2023	497,355	Oil & Gas - 5.9%
	Praxair, Inc.			BP Capital Markets PLC
500,000	2.45%, due 2/15/2022	500,547	500,000	2.237%, due 5/10/2019	504,128
		2,535,575	1,000,000	2.75%, due 5/10/2023	986,866

THE NORTH COUNTRY FUNDS
INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
February 28, 2017
Principal Amount		Fair Value	Principal Amount		Fair Value
Oil & Gas - 5.9% (Continued)			Transportation - 1.0% (Continued)
	BP Capital Markets PLC			United Parcel Service, Inc.
$ 1,000,000	3.535%, due 11/4/2024	$ 1,016,537	$ 250,000	3.125%, due 1/15/2021	$ 259,502
	Chevron Corp.				759,083
1,000,000	2.954%, due 5/16/2026	988,529	TOTAL CORPORATE BONDS
	Occidental Petroleum Corp.		(Cost - $42,915,389)		43,026,254
1,000,000	3.4%, due 4/15/2026	1,004,504
		4,500,564	U.S. GOVERNMENT AGENCY OBLIGATIONS - 37.9%
Oil & Gas Services- 0.7%			Government Agencies - 37.9%
	Schlumberger Investment SA			Federal Farm Credit Bank
500,000	3.3%, due 9/14/2021	516,487	1,000,000	1.66%, due 9/17/2020	992,245
			1,000,000	2.53%, due 12/26/2023	1,002,199
Pharmaceutical - 1.6%			2,000,000	2.35%, due 8/14/2024	1,957,355
	Merck & Co., Inc.		1,000,000	2.28%, due 10/30/2024	969,039
1,000,000	2.8%, due 5/18/2023	1,011,113	500,000	2.57%, due 5/11/2026	485,342
	Pfizer, Inc.		2,000,000	2.6%, due 5/26/2026	1,942,450
250,000	2.75%, due 6/3/2026	244,354	1,500,000	2.09%, due 9/8/2026	1,409,386
		1,255,467		Federal Home Loan Bank
Retail - 2.4%			250,000	2.0%, due 9/13/2019	253,512
	Lowe's Cos, Inc.		500,000	2.875%, due 9/11/2020	520,683
1,000,000	4.625%, due 4/15/2020	1,071,944	1,000,000	1.875%, due 12/11/2020	1,004,212
	McDonald's Corp.		1,000,000	3.125%, due 12/11/2020	1,050,671
500,000	2.625%, due 1/15/2022	501,528	500,000	2.375%, due 9/10/2021	510,104
	Target Corp.		500,000	3.0%, due 9/10/2021	524,744
250,000	2.50%, due 4/15/2026	235,976	500,000	2.375%, due 6/10/2022	508,125
		1,809,448	1,000,000	2.0%, due 9/9/2022	994,969
Semiconductors - 1.0%			2,000,000	2.5%, due 12/9/2022	2,039,209
	Intel Corp.		2,000,000	2.795%, due 10/17/2023	2,059,191
750,000	3.30%, due 10/1/21	785,304	1,000,000	2.25%, due 12/8/2023	994,154
			1,000,000	2.625%, due 9/12/2025	1,001,340
Software - 2.3%			1,000,000	2.6%, due 12/4/2025	994,674
	Oracle Corp.		500,000	2.7%, due 12/29/2025	502,122
200,000	5%, due 7/8/2019	215,523		Federal Home Loan Mortgage Corp.
1,000,000	3.625%, due 7/15/2023	1,052,815	1,000,000	2.0%, due 11/30/2020	1,009,254
500,000	3.4%, due 7/8/2024	514,316	1,500,000	2.0%, due 12/10/2021	1,498,143
		1,782,654		Federal National Mortgage Association
Telecommunications - 8.2%			1,000,000	1.7%, due 11/13/2020	989,745
1,800,000	AT&T, Inc.		2,000,000	2.625%, due 9/6/2024	2,035,906
	3%, due 2/15/2022	1,797,760	2,000,000	2.125%, due 4/24/2026	1,908,780
1,000,000	3.6%, due 2/17/2023	1,010,666			29,157,554
	Cisco Systems, Inc.		TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
1,000,000	3.5%, due 6/15/2025	1,043,802	(Cost - $29,852,180)		29,157,554
	Verizon Communications, Inc.
500,000	4.6%, due 4/1/2021	537,133	MONEY MARKET FUND - 5.4%
1,000,000	5.15%, due 9/15/2023	1,100,707	Shares
500,000	4.15%, due 3/15/2024	521,264		BlackRock Liquidity TempCash
	Vodafone Group PLC		4,123,779	Fund - Dollar Shares, 0.24% (a)	4,123,779
250,000	4.375%, due 3/16/2021	267,105	TOTAL MONEY MARKET FUND (Cost - $4,123,779)
		6,278,437
Transportation - 1.0%			TOTAL INVESTMENTS - 99.3%
	Union Pacific Corp.		(Cost - $76,891,348) (b)		$ 76,307,587
500,000	2.75%, due 4/15/2023	499,581	Other assets less liabilities - 0.7%		528,160
			TOTAL NET ASSETS - 100.0%		$ 76,835,747
LLC - Limited Limited Company
PLC - Public Limited Company
(a) Variable rate yield; the coupon rate shown represents the rate as of February 28, 2017.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $76,891,348 and differs from market value by unrealized appreciation (depreciation) of securities as follows:

				Unrealized Appreciation:	$ 482,207
				Unrealized Depreciation:	(1,065,968)
				Net Unrealized Appreciation	$ (583,761)

THE NORTH COUNTRY FUNDS
SCHEDULE OF INVESTMENTS
February 28, 2017 (Unaudited)

The following is a summary of significant accounting policies followed by the Trust in preparation of the Schedule of Investments. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The Funds are investment companies and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation- Securities which are traded on a national securities exchange are valued at the last quoted sale price. NASDAQ traded securities are valued using the NASDAQ official closing price (“NOCP”). Investments for which no sales are reported are valued at the mean between the current bid and ask prices on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below. When an equity security is valued by the independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

Fixed income securities such as corporate bonds, municipal bonds, and U.S. government and agency obligations, when valued using market quotations in an active market, are categorized as level 1 securities. However, fair value may be determined using an independent pricing service that considers market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and other reference data. These securities would be categorized as level 2 securities. The fair value of mortgage-backed securities is estimated by an independent pricing service which uses models that consider interest rate movements, new issue information and other security pertinent data. Evaluations of tranches (non-volatile, volatile, or credit sensitive) are based on interpretations of accepted Wall Street modeling and pricing conventions. Mortgage-backed securities are categorized in level 2 of the fair value hierarchy described below to the extent the inputs are observable and timely.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of February 28, 2017 for the Funds' assets measured at fair value:

North Country Equity Growth Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$ 119,382,468	$ -	$ -	$ 119,382,468
Money Market Fund	2,825,582	-	-	2,825,582
Total	$ 122,208,050	$ -	$ -	$ 122,208,050
The Fund did not hold any Level 3 securities during the period.

North Country Intermediate Bond Fund
Assets*	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ -	$ 43,026,254	$ -	$ 43,026,254
U.S. Government Agency Obligations	-	29,157,554	-	29,157,554
Money Market Fund	4,123,779	-	-	4,123,779
Total	$ 4,123,779	$ 72,183,808	$ -	$ 76,307,587
The Fund did not hold any Level 3 securities during the period.
There were no transfers between Level 1 and Level 2 during the period.
It is the Funds' policy to record transfers into or out of Level 1 or Level 2 at the end of the reporting period.
*Refer to the Schedule of Investments for industry classifications.

Item 2. Controls and Procedures.

(a)       Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-Q, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The North Country Funds

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Executive Officer/President

Date 4/27/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Executive Officer/President

Date 4/27/2017

By (Signature and Title)

/s/ Harris Cohen

Harris Cohen, Principal Financial Officer/Treasurer

Date 4/27/2017